Financial risk management - Liquidity risk (Details) - GBP (£)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Details of liquidity risk
Cash and cash equivalents	£ 307,637,000	£ 242,022,000	£ 290,267,000	£ 229,194,000
Less than 1 year
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	236,160,000	272,749,000
Financial liabilities, undiscounted cash flows	236,523,000	271,149,000
Less than 1 year | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	217,136,000	250,300,000
Less than 1 year | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	19,024,000	22,449,000
Less than 1 year | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	460,000
Less than 1 year | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	(97,000)	(1,600,000)
Between 1 and 2 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	80,566,000	86,550,000
Financial liabilities, undiscounted cash flows	81,026,000	85,802,000
Between 1 and 2 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	61,542,000	67,858,000
Between 1 and 2 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	19,024,000	18,692,000
Between 1 and 2 years | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	460,000
Between 1 and 2 years | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows		(748,000)
Between 2 and 5 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	76,730,000	96,355,000
Financial liabilities, undiscounted cash flows	78,109,000	94,110,000
Between 2 and 5 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	19,657,000	40,280,000
Between 2 and 5 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	57,073,000	56,075,000
Between 2 and 5 years | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	1,379,000
Between 2 and 5 years | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows		(2,245,000)
Over 5 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	555,441,000	554,639,000
Financial liabilities, undiscounted cash flows	555,441,000	553,891,000
Over 5 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows		191,000
Over 5 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	£ 555,441,000	554,448,000
Over 5 years | Cash inflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows		£ (748,000)